Schedule of Investments (unaudited)	iShares® Asia 50 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 44.2%
Alibaba Group Holding Ltd.(a)	12,575,700	$356,569,224
ANTA Sports Products Ltd.	968,000	22,719,654
Bank of China Ltd., Class H	65,578,000	23,546,592
China Construction Bank Corp., Class H	84,048,960	65,953,498
China Life Insurance Co. Ltd., Class H	6,342,000	12,573,762
China Merchants Bank Co. Ltd., Class H	3,210,000	27,343,385
Geely Automobile Holdings Ltd.	4,856,000	15,251,525
Industrial & Commercial Bank of China Ltd., Class H	63,646,115	37,297,830
JD.com Inc., Class A(a)(b)	1,530,450	60,947,217
Meituan, Class B(a)(c)	3,214,500	132,601,802
NetEase Inc.(b)	1,708,700	39,267,983
Ping An Insurance Group Co. of China Ltd., Class H	4,699,500	45,939,479
Tencent Holdings Ltd.	5,154,400	388,087,520
Wuxi Biologics Cayman Inc., New(a)(c)	2,769,000	50,701,171
Xiaomi Corp., Class B(a)(c)	11,172,000	38,855,250
		1,317,655,892
Hong Kong — 10.9%
AIA Group Ltd.	10,314,400	127,956,063
CK Hutchison Holdings Ltd.	2,303,648	17,933,448
CLP Holdings Ltd.	1,378,000	13,618,554
Galaxy Entertainment Group Ltd.(a)	1,818,000	14,536,881
Hang Seng Bank Ltd.(b)	619,000	12,347,638
Hong Kong & China Gas Co. Ltd.(b)	9,543,501	14,818,423
Hong Kong Exchanges & Clearing Ltd.	1,019,300	60,678,655
Link REIT(b)	1,774,300	17,166,952
Sun Hung Kai Properties Ltd.	1,310,500	19,476,576
Techtronic Industries Co. Ltd.	1,469,000	25,600,212
		324,133,402
Singapore — 3.0%
DBS Group Holdings Ltd.	1,525,900	33,947,155
Oversea-Chinese Banking Corp. Ltd.	3,438,974	30,647,237
United Overseas Bank Ltd.	1,315,200	25,327,327
		89,921,719
South Korea — 21.5%
Celltrion Inc.(a)(b)	84,497	20,138,570
Hyundai Mobis Co. Ltd.	56,621	14,683,592
Hyundai Motor Co.	122,038	25,967,370
Kakao Corp.	257,330	37,272,331
KB Financial Group Inc.	332,993	16,526,448
Kia Corp.	228,284	18,192,591
LG Chem Ltd.	40,322	30,446,726
NAVER Corp.	123,256	45,736,406
POSCO	68,358	21,126,012
Samsung Electronics Co. Ltd.	4,377,668	313,380,300
Samsung SDI Co. Ltd.	46,900	29,037,560
Shinhan Financial Group Co. Ltd.	440,797	15,914,736
SK Hynix Inc.	459,357	51,846,958
		640,269,600
Taiwan — 17.7%
Chunghwa Telecom Co. Ltd.	3,243,551	13,235,849
Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	16,605,359	$13,522,306
Delta Electronics Inc.	1,639,000	17,805,865
Formosa Plastics Corp.	3,745,071	13,839,527
Hon Hai Precision Industry Co. Ltd.	10,639,052	42,715,842
MediaTek Inc.	1,356,112	46,767,188
Nan Ya Plastics Corp.	4,798,510	14,315,067
Taiwan Semiconductor Manufacturing Co. Ltd.	16,140,343	347,631,165
United Microelectronics Corp.	9,846,000	18,670,992
		528,503,801
Total Common Stocks — 97.3%
(Cost: $2,075,808,381)		2,900,484,414

Preferred Stocks

South Korea — 1.8%
Hyundai Motor Co.
Preference Shares, NVS.	18,915	1,939,416
Series 2, Preference Shares, NVS	31,134	3,179,419
LG Chem Ltd., Preference Shares, NVS	6,594	2,246,161
Samsung Electronics Co. Ltd., Preference Shares, NVS	701,659	45,923,608
		53,288,604
Total Preferred Stocks — 1.8%
(Cost: $32,744,123)		53,288,604

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	52,990,691	53,022,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,130,000	2,130,000
		55,152,486
Total Short-Term Investments — 1.9%
(Cost: $55,145,419)		55,152,486

Total Investments in Securities — 101.0%
(Cost: $2,163,697,923)		3,008,925,504

Other Assets, Less Liabilities — (1.0)%		(28,406,385)

Net Assets — 100.0%		$2,980,519,119

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,949,971	$9,072,947	(a)	$—		$(3,405)	$2,973	$53,022,486	52,990,691	$64,038	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	—		(1,300,000	)(a)	—	—	2,130,000	2,130,000	91		—
						$(3,405)	$2,973	$55,152,486		$64,129		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	68	07/29/21	$4,149	$25,232
MSCI China Index	177	09/17/21	10,688	(30,281)
MSCI Emerging Markets E-Mini Index	137	09/17/21	9,349	(14,133)
				$(19,182)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$2,900,484,414	$—	$2,900,484,414
Preferred Stocks	—	53,288,604	—	53,288,604
Money Market Funds	55,152,486	—	—	55,152,486
	$55,152,486	$2,953,773,018	$—	$3,008,925,504
Derivative financial instruments(a)
Assets
Futures Contracts	$25,232	$—	$—	$25,232
Liabilities
Futures Contracts	(44,414)	—	—	(44,414)
	$(19,182)	$—	$—	$(19,182)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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